Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,123,866.73
Previously Paid Amount	1,120.95
Total Fee Amount	1,121.91
Total Offset Amount	0.00
Net Fee	$ 0.96
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A